Debt (Revolving Credit Facility) (Details)		12 Months Ended
	Mar. 18, 2022 CAD ($)	Dec. 31, 2022 CAD ($) extension_request	Dec. 31, 2021 CAD ($)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, number of extension requests per year | extension_request		1
Maximum borrowing capacity	$ 1,000,000,000.0	$ 2,500,000,000
Term of issuance	2 years
Outstanding borrowings under the revolving credit facility		0	$ 0
Line of credit facility, draws during period		0	$ 0
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,250,000,000
Term of issuance		3 years
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,250,000,000
Term of issuance		5 years
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 500,000,000